Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 0.6%
Entertainment 0.6%
Take-Two Interactive Software, Inc.*	2,174	334,166
Consumer Discretionary 10.4%
Automobile Components 0.6%
Gentherm, Inc.*	7,364	342,794
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc.*	3,398	476,162
Hotels, Restaurants & Leisure 0.9%
Hilton Grand Vacations, Inc.*	12,491	453,673
Household Durables 3.6%
Helen of Troy Ltd.*	1,963	121,412
LGI Homes, Inc.*	3,089	366,108
TopBuild Corp.*	3,473	1,412,851
		1,900,371
Leisure Products 1.2%
YETI Holdings, Inc.*	15,522	636,868
Specialty Retail 3.2%
Burlington Stores, Inc.*	2,883	759,613
Camping World Holdings, Inc. "A"	21,507	520,899
Valvoline, Inc.*	9,900	414,315
		1,694,827
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 2.6%
Casey's General Stores, Inc.	3,671	1,379,231
Household Products 0.4%
Spectrum Brands Holdings, Inc.	2,282	217,110
Energy 2.9%
Energy Equipment & Services 0.3%
Liberty Energy, Inc.	9,546	182,233
Oil, Gas & Consumable Fuels 2.6%
Crescent Energy Co. "A"	6,384	69,905
Kosmos Energy Ltd.*	48,000	193,440
Matador Resources Co.	8,300	410,186
Ovintiv, Inc.	9,711	372,029
Southwestern Energy Co.*	43,176	306,981
		1,352,541

Financials 9.6%
Banks 2.6%
Pinnacle Financial Partners, Inc.	5,944	582,334
Synovus Financial Corp.	11,493	511,094
The Bancorp, Inc.*	5,495	293,982
		1,387,410
Capital Markets 4.2%
FactSet Research Systems, Inc.	1,036	476,405
Lazard, Inc.	12,317	620,530
LPL Financial Holdings, Inc.	2,100	488,523
Moelis & Co. "A"	9,136	625,907
		2,211,365
Financial Services 1.1%
WEX, Inc.*	2,797	586,615
Insurance 1.7%
Kinsale Capital Group, Inc.	1,900	884,583
Health Care 19.0%
Biotechnology 7.1%
Apellis Pharmaceuticals, Inc.*	3,951	113,947
Biohaven Ltd.*	5,587	279,183
Blueprint Medicines Corp.*	3,884	359,270
Catalyst Pharmaceuticals, Inc.*	7,600	151,088
Halozyme Therapeutics, Inc.*	3,600	206,064
Insmed, Inc.*	6,010	438,730
Kiniksa Pharmaceuticals International PLC*	8,769	219,137
Neurocrine Biosciences, Inc.*	7,085	816,334
Travere Therapeutics, Inc.*	18,778	262,704
Ultragenyx Pharmaceutical, Inc.*	3,057	169,816
Vaxcyte, Inc.*	4,900	559,923
Vera Therapeutics, Inc.*	4,600	203,320
		3,779,516
Health Care Equipment & Supplies 1.9%
Alphatec Holdings, Inc.*	9,320	51,819
Globus Medical, Inc. "A"*	2,224	159,105
Haemonetics Corp.*	1,353	108,754
Inari Medical, Inc.*	2,000	82,480
Inspire Medical Systems, Inc.*	300	63,315
Masimo Corp.*	727	96,931
Merit Medical Systems, Inc.*	4,200	415,086
STAAR Surgical Co.*	475	17,646
		995,136
Health Care Providers & Services 8.4%
AMN Healthcare Services, Inc.*	13,141	557,047
HealthEquity, Inc.*	4,529	370,699
ModivCare, Inc.*	4,799	68,530
Molina Healthcare, Inc.*	2,619	902,402
Option Care Health, Inc.*	18,864	590,443
Privia Health Group, Inc.*	8,600	156,606
RadNet, Inc.*	26,077	1,809,483
		4,455,210
Life Sciences Tools & Services 0.1%
OmniAb, Inc.* (a)	13,092	55,379

Pharmaceuticals 1.5%
Arvinas, Inc.*	2,000	49,260
EyePoint Pharmaceuticals, Inc.*	5,600	44,744
Intra-Cellular Therapies, Inc.*	5,500	402,435
Ligand Pharmaceuticals, Inc.*	2,672	267,441
		763,880
Industrials 21.7%
Aerospace & Defense 1.8%
HEICO Corp.	3,676	961,200
Building Products 5.3%
Allegion PLC	7,099	1,034,608
Builders FirstSource, Inc.*	9,106	1,765,289
		2,799,897
Commercial Services & Supplies 4.8%
MSA Safety, Inc.	2,392	424,198
Tetra Tech, Inc.	17,595	829,780
The Brink's Co.	11,036	1,276,203
		2,530,181
Electrical Equipment 0.5%
Thermon Group Holdings, Inc.*	9,149	273,006
Machinery 1.2%
Chart Industries, Inc.*	2,000	248,280
IDEX Corp.	1,802	386,529
		634,809
Professional Services 3.8%
Broadridge Financial Solutions, Inc.	2,582	555,208
Kforce, Inc.	11,225	689,776
Maximus, Inc.	8,556	797,077
		2,042,061
Trading Companies & Distributors 4.3%
H&E Equipment Services, Inc.	16,406	798,644
Rush Enterprises, Inc. "A"	24,885	1,314,675
Titan Machinery, Inc.*	11,743	163,580
		2,276,899
Information Technology 23.4%
Communications Equipment 0.7%
Calix, Inc.*	9,644	374,091
Electronic Equipment, Instruments & Components 3.5%
Advanced Energy Industries, Inc.	12,629	1,329,076
Cognex Corp.	7,873	318,856
Fabrinet*	900	212,796
		1,860,728
Semiconductors & Semiconductor Equipment 7.5%
Entegris, Inc.	6,121	688,796
FormFactor, Inc.*	7,627	350,842
Impinj, Inc.*	2,530	547,796
Monolithic Power Systems, Inc.	947	875,502
Semtech Corp.*	7,632	348,477

SiTime Corp.*	4,087	700,961
Ultra Clean Holdings, Inc.*	10,873	434,159
		3,946,533
Software 11.7%
Aspen Technology, Inc.*	3,737	892,470
Dynatrace, Inc.*	7,679	410,596
Envestnet, Inc.*	9,852	616,932
Five9, Inc.*	9,547	274,285
Rapid7, Inc.*	1,549	61,790
Tenable Holdings, Inc.*	12,141	491,953
Tyler Technologies, Inc.*	2,576	1,503,663
Varonis Systems, Inc.*	30,377	1,716,301
Workiva, Inc.*	3,058	241,949
		6,209,939
Materials 4.8%
Construction Materials 2.9%
Eagle Materials, Inc.	5,401	1,553,598
Containers & Packaging 0.7%
Berry Global Group, Inc.	5,228	355,399
Metals & Mining 1.2%
Arch Resources, Inc.	1,900	262,504
Cleveland-Cliffs, Inc.*	29,787	380,380
		642,884
Real Estate 2.9%
Diversified REITs 1.3%
Essential Properties Realty Trust, Inc.	20,278	692,494
Industrial REITs 0.8%
EastGroup Properties, Inc.	2,208	412,498
Specialized REITs 0.8%
Four Corners Property Trust, Inc.	13,954	408,992
Total Common Stocks (Cost $27,345,875)		52,064,279

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	1,013	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	1,013	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (d) (e) (Cost $40,050)	40,050	40,050

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 4.93% (d) (Cost $991,704)	991,704	991,704

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $28,377,629)	100.3	53,096,033
Other Assets and Liabilities, Net	(0.3)	(135,235)
Net Assets	100.0	52,960,798
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (d) (e)
—	40,050 (f)	—	—	—	104	—	40,050	40,050
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 4.93% (d)
1,024,006	5,843,015	5,875,317	—	—	38,707	—	991,704	991,704
1,024,006	5,883,065	5,875,317	—	—	38,811	—	1,031,754	1,031,754

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $37,647, which is 0.1% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$52,064,279	$—	$—	$52,064,279
Other Investments	—	—	0	0
Short-Term Investments (a)	1,031,754	—	—	1,031,754
Total	$53,096,033	$—	$0	$53,096,033

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH3
R-080548-2 (1/25)